Investment Securities (Investment) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 28,783	$ 30,496
Gross unrealized gains		3,599	5,164
Gross unrealized losses		(409)	(155)
Investments		31,973	35,505
Eliminations
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		(4)	(4)
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		(4)	(4)
U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Investments		587
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		30
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments		587
GE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		139	82
Gross unrealized gains		14	4
Gross unrealized losses		(2)	(2)
Investments	[1]	151	84
GE | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2	12
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		3	12
GE | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1	1
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Estimated fair value		1	1
GE | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		87	69
Gross unrealized gains		13	4
Gross unrealized losses		(2)	(2)
Estimated fair value		98	71
GE Capital
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		28,648	30,417
Gross unrealized gains		3,585	5,160
Gross unrealized losses		(407)	(153)
Investments		31,827	35,425
GE Capital | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,971	19,801
Gross unrealized gains		2,669	3,961
Gross unrealized losses		(285)	(70)
Estimated fair value		22,355	23,692
GE Capital | State and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3,910	4,116
Gross unrealized gains		407	554
Gross unrealized losses		(73)	(52)
Estimated fair value		4,245	4,618
GE Capital | Mortgage and asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,995	4,478
Gross unrealized gains		157	328
Gross unrealized losses		(35)	(29)
Estimated fair value		3,116	4,777
GE Capital | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		759	844
Gross unrealized gains		96	109
Gross unrealized losses		(9)	(1)
Estimated fair value		846	952
GE Capital | Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		279	362
Gross unrealized gains		136	129
Gross unrealized losses		0	0
Estimated fair value		415	491
GE Capital | U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		623	705
Gross unrealized gains		104	56
Gross unrealized losses		0	0
Estimated fair value		$ 727	$ 761

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.